STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Expired	(100,000)	(100,000)
Weighted Average Exercise Price
Expired	$ 0.72	$ 1.69
Non Qualified Stock Options And Warrants [Member]
Number of Shares
Outstanding	18,101,367	18,101,367	18,528,367	11,819,600
Granted		625,000	1,510,000	9,746,267
Expired		(372,500)	(1,937,000)	(2,837,500)
Forfeited				(200,000)
Exercised
Outstanding		18,353,867	18,101,367	18,528,367	11,819,600
Exercisable		17,991,992	17,780,742
Exercise Price
Outstanding (Lower Limit)		$ 0.57	$ 0.57	$ 0.63	$ 0.25
Outstanding (Upper Limit)		1.69	1.69	1.69	1.75
Granted (Lower Limit)		0.60	0.57	0.67
Granted (Upper Limit)		0.85	0.86	1.02
Expired (Lower Limit)		0.72	0.63	1.00
Expired (Upper Limit)		1.69	1.30	1.75
Forfeited (Lower Limit)				0.92
Forfeited (Upper Limit)				1.16
Exercised (Lower Limit)
Exercised (Upper Limit)
Outstanding (Lower Limit)		0.57	0.57	0.63	0.25
Outstanding (Upper Limit)		1.69	1.69	1.69	1.75
Exercisable (Lower Limit)		0.57	0.57
Exercisable (Upper Limit)		1.69	1.69
Weighted Average Exercise Price
Outstanding	$ 0.90	0.90	0.92	1.15
Granted		0.72	0.63	0.81
Expired		0.78	0.88	1.52
Forfeited				1.01
Exercised
Outstanding		0.90	0.90	0.92	$ 1.15
Exercisable		$ 0.90	$ 0.90